Subsequent events (Details) - USD ($)		1 Months Ended			6 Months Ended
	Aug. 13, 2025	Aug. 31, 2025	Jul. 31, 2025	Aug. 31, 2022	Jun. 30, 2025	Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings					$ 153,695,000	$ 711,490,000
Declaration of dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in USD per share)	$ 0.40
Bareboat Charter-out Agreement | MR | STI Bosphorus
Disclosure of non-adjusting events after reporting period [line items]
Vessel age		20 years
Bareboat Chater Agreement Rate		$ 13,150
Ocean Yield Lease Financing | Sales Leaseback, Excercise Purchase option | LR2 | STI Symphony
Disclosure of non-adjusting events after reporting period [line items]
Sales Leaseback Transaction, Purchase Option Price			$ 18,900,000
2023 $1.0 Billion Credit Facility | Bareboat Charter-out Agreement | MR | STI Bosphorus
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings			12,650,000
Repayments of Borrowings- Term Portion			3,450,000
Repayments Of Borrowings - Drawn Revolving Portion			$ 9,200,000
Vessels | MR | STI Miracle
Disclosure of non-adjusting events after reporting period [line items]
Operating lease, term of contract				3 years